Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net cash used in operations (see Appendix A)	$ (5,703)	$ (1,217)	$ (4,966)
Net cash used in operating activities	(5,703)	(1,217)	(4,966)
Cash flows from investing activities:
Purchase of property and equipment	(1,491)	(832)	(127)
Proceeds from sale of property and equipment	30
Net cash used in investing activities	(1,461)	(832)	(127)
Cash flows from financing activities:
Proceeds from issuance of shares, warrants and debentures, less issuance expenses	5,440	2,777	8,152
Exercise of options and warrants into shares	7		1,024
Loan received		58
Loan paid	(20)	(12)
Payments made for equipment on financing terms	(17)	(70)	(70)
Net cash provided by financing activities	5,410	2,753	9,106
Increase (Decrease) in cash and cash equivalents and restricted deposits	(1,754)	704	4,013
Cash and cash equivalents and restricted deposits at the beginning of the year	5,663	5,284	1,132
Exchange differences on cash and cash equivalents and restricted deposits	62	(325)	139
Cash and cash equivalents and restricted deposits at the end of the year	3,971	5,663	5,284
A. Net cash used in operations:
Loss	(11,164)	(6,249)	(6,051)
Adjustments for:
Depreciation and amortization	539	342	230
Share-based compensation to employees and consultants	1,125	1,434	956
Exchange differences on cash and cash equivalents	(62)	(184)	28
Financial expenses related to financial instruments	3,230	2,293	12
Net change of operating lease accounts	382
Total net cash used in operations	(5,950)	(2,364)	(4,825)
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	437	(439)	(38)
Increase in inventory	(74)	(653)	(59)
Decrease in other receivables (including long-term receivables)	35	220	474
Increase (decrease) in trade payables (including long-term payables)	228	(112)	(542)
Increase in accrued liabilities and other payables	629	99	24
Increase (decrease) in deferred revenues (including long term deferred revenues)	(1,008)	2,032
Total changes in operating asset and liability	247	1,147	(141)
Net cash used in operations	(5,703)	(1,217)	(4,966)
B. Supplementary information on investing and financing activities not involving cash flows:
Conversion of debentures to pre-paid warrants		3,267
Conversion of pre-paid warrants to ordinary shares	22	68
Obtaining right of use assets in exchange for a lease liability	97
Exercise of anti-dilution derivatives	2,024
Classification of warrants from liabilities to equity, net	$ 1,335